S000014393 [Member] Expense Example, No Redemption - Domini Impact International Equity Fund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 130
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	702
Expense Example, No Redemption, 10 Years	1,545
Institutional
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	$ 1,283